Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Fee and commission income:
Current accounts	£ 314	£ 314	£ 310
Credit and debit card fees	631	647	617
Commercial banking and treasury fees	188	168	166
Unit trust and insurance broking	32	35	34
Factoring	35	36	39
Other fees and commissions	258	300	260
Total fee and commission income	1,458	1,500	1,426
Fee and commission expense	(568)	(556)	(539)
Net fee and commission income	£ 890	£ 944	£ 887